Risk Management and Derivative Instruments - Interest Rate Swap Open Positions (Detail) (Interest rate swaps [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
2015 [Member]
Derivative [Line Items]
Average Monthly Notional	$ 314,167
Weighted-average fixed rate	1.349%
Floating rate	1 Month LIBOR
2016 [Member]
Derivative [Line Items]
Average Monthly Notional	250,000
Weighted-average fixed rate	1.029%
Floating rate	1 Month LIBOR
2017 [Member]
Derivative [Line Items]
Average Monthly Notional	$ 250,000
Weighted-average fixed rate	1.62%
Floating rate	1 Month LIBOR